Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Opening balance	$ 1,006	$ 635	$ 886
Provision (reversal of provision) for doubtful accounts	(167)	440	(268)
Foreign exchange adjustment	(19)	(69)	17
Ending balance	$ 820	$ 1,006	$ 635